EARNINGS (LOSS) PER SHARE (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Basic and diluted (loss) earnings per share
Net (loss) earnings from continuing operations	$ (654,155)	$ (55,542)	$ (1,776,255)	$ 422,541
Less: preferred stock dividends	(73,732)	0	(144,141)	0
Net income (loss) attributable to shareholders	$ (727,887)	$ (55,542)	$ (1,920,396)	$ 422,541
Weighted average common shares outstanding - basic	11,756,560	9,713,956	10,920,866	7,016,373
Basic (loss) earnings per share	$ (0.06)	$ (0.01)	$ (0.18)	$ 0.06
Weighted average common shares outstanding - diluted	11,756,560	9,713,956	10,920,866	7,123,160
Diluted (loss) earnings per share	$ (0.06)	$ (0.01)	$ (0.18)	$ 0.06
Common stock equivalents excluded due to anti-dilutive effect	2,105,295	121,247	1,960,282	0